Stockholders' Equity (Warrants) (Details Textuals 2) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 Consultant shares	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 USD ($)	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Aug. 31, 2015 $ / shares shares	Apr. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares
Stockholders Equity Note [Line Items]
Number of warrants called by common stock								3,440,000		6,000,000
Exercise price of warrants | $ / shares								$ 0.40		$ 0.75
Number of stock issued upon net share exercises							1,320,000
Number of stock issued on cash exercises of warrants							80,000
Price adjustable warrants | $			$ (2,068)	$ (1,729)		$ (7,309)	$ (13)
Warrants
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares	$ 0.28		$ 0.47
Number of warrants exercised	2,500
Warrants | Consultant
Stockholders Equity Note [Line Items]
Number of warrants called by common stock		117,000					117,000
Number of consultant | Consultant		5
Warrants | Vendor
Stockholders Equity Note [Line Items]
Number of warrants called by common stock					102,000				75,000
Exercise price of warrants | $ / shares									$ 0.89
Price adjustable warrants | $					$ 65		$ 50